UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

     January 1, 2016      to      December 31, 2016

SRT Holding, LLC
(Exact Name of Securitizer as Specified in its Charter)

Date of Report (Date of earliest event reported)	February 13, 2017

Commission File Number of securitizer:	N/A

Central Index Key Number of securitizer:	0001541187

Paul Clancy, (203) 585-6818
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) for the reporting period

Central Index Key Number of depositor: _______________________

___________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________________

Central Index Key Number of underwriter (if applicable): _______________________

___________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), SRT Holding, LLC has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2016.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

SRT Holding, LLC is providing notice that its obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3). The last date on which payments were made on asset-backed securities issued by SRT Holding, LLC and held by its non-affiliates was May 24, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 13, 2017

SRT HOLDING, LLC

(Securitizer)

By: /s/ Andrew Lee

Name: Andrew Lee

Title: Vice President, and as the senior officer in charge of securitization